UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                     811-1
                      (Investment Company Act File Number)


                      Federated Stock and Bond Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED STOCK AND BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   STOCKS-54.9%
                   COMMON STOCKS-54.9%
                   CONSUMER DISCRETIONARY--2.0%
       118,800     Hilton Hotels Corp.                                                                                 $   3,025,836
        77,250     McDonald's Corp.                                                                                        2,773,275
                      TOTAL                                                                                                5,799,111
                   CONSUMER STAPLES--5.9%
        69,300     Altria Group, Inc.                                                                                      5,788,629
        59,300     Diageo PLC, ADR                                                                                         4,239,950
        67,000     General Mills, Inc.                                                                                     3,633,410
        53,100     PepsiCo, Inc.                                                                                           3,466,368
                      TOTAL                                                                                               17,128,357
                   ENERGY--6.3%
        53,000     Apache Corp.                                                                                            3,459,840
        85,800     Exxon Mobil Corp.                                                                                       5,806,086
        39,900     GlobalSantaFe Corp.                                                                                     1,963,878
        71,900     Massey Energy Co.                                                                                       1,814,756
            11   1 NRG Energy, Inc.                                                                                              557
        20,700   1 Transocean Sedco Forex, Inc.                                                                            1,381,725
        81,300     XTO Energy, Inc.                                                                                        3,721,101
                      TOTAL                                                                                               18,147,943
                   FINANCIALS--8.0%
        64,700     Ace, Ltd.                                                                                               3,484,742
        50,300     Allstate Corp.                                                                                          2,914,382
        91,100     American International Group, Inc.                                                                      5,814,002
         1,000     Arcadia Financial Ltd. - Warrants                                                                               0
        84,400     Citigroup, Inc.                                                                                         4,165,140
        23,800     Merrill Lynch & Co., Inc.                                                                               1,750,014
        41,000     Morgan Stanley                                                                                          2,697,390
        77,500     U.S. Bancorp                                                                                            2,485,425
                      TOTAL                                                                                               23,311,095
                   HEALTH CARE--12.1%
        52,200   1 Amgen, Inc.                                                                                             3,545,946
        59,800     AstraZeneca Group PLC, ADR                                                                              3,895,372
        88,800   1 Forest Laboratories, Inc., Class A                                                                      4,438,224
        15,100   1 Gilead Sciences, Inc.                                                                                     957,340
        38,425     Johnson & Johnson                                                                                       2,484,561
        79,800     McKesson HBOC, Inc.                                                                                     4,053,840
        54,700   1 Medimmune, Inc.                                                                                         1,511,908
        63,200     Novartis AG, ADR                                                                                        3,609,984
        36,600   1 Sepracor, Inc.                                                                                          1,720,566
        65,200     Shire PLC, ADR                                                                                          3,341,500
        71,600   1 St. Jude Medical, Inc.                                                                                  2,606,956
        63,700     Wyeth                                                                                                   3,102,190
                      TOTAL                                                                                               35,268,387
                   INDUSTRIALS--8.7%
        53,400     Avery Dennison Corp.                                                                                    3,307,596
        28,000     CSX Corp.                                                                                                 846,160
        39,700     Deere & Co.                                                                                             3,100,570
        87,200   1 Foster Wheeler Ltd.                                                                                     3,790,584
        75,100     General Electric Co.                                                                                    2,557,906
        69,100     Northrop Grumman Corp.                                                                                  4,616,571
           786     RAYTHEON CO Warrants                                                                                       10,965
        76,700     United Technologies Corp.                                                                               4,809,857
        68,200     Waste Management, Inc.                                                                                  2,337,896
                      TOTAL                                                                                               25,378,105
                   INFORMATION TECHNOLOGY--5.8%
        73,600   1 Cadence Design Systems, Inc.                                                                            1,209,248
        88,100   1 Cisco Systems, Inc.                                                                                     1,937,319
       163,400   1 EMC Corp. Mass                                                                                          1,903,610
         6,600   1 Google Inc.                                                                                             2,498,298
        23,300     Hewlett-Packard Co.                                                                                       851,848
        34,200     International Business Machines Corp.                                                                   2,769,174
        89,000     Microsoft Corp.                                                                                         2,286,410
       226,800   1 Xerox Corp.                                                                                             3,358,908
                      TOTAL                                                                                               16,814,815
                   MATERIALS--2.2%
        46,500     Alcan Aluminum Ltd.                                                                                     2,098,080
        37,800     Praxair, Inc.                                                                                           2,170,098
        27,900     Vulcan Materials Co.                                                                                    2,193,219
                      TOTAL                                                                                                6,461,397
                   TELECOMMUNICATION SERVICES--1.9%
       172,400     AT&T, Inc.                                                                                              5,366,812
                   UTILITIES--2.0%
        61,200     Consolidated Edison Co.                                                                                 2,827,440
        50,100     FirstEnergy Corp.                                                                                       2,858,706
                      TOTAL                                                                                                5,686,146
                      TOTAL COMMON STOCKS (IDENTIFIED COST $138,064,116)                                                 159,362,168
                   ASSET-BACKED SECURITIES--0.1%
  $    100,772 2,3 125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029                                                   100,772
       157,704     Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6 1A3, 3.34%, 5/25/2026                        153,390
                      TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $257,275)                                               254,162
                   COLLATERALIZED MORTGAGE OBLIGATIONS--1.2%
       550,000     CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040                                547,710
         5,118     Federal Home Loan Mortgage Corp. REMIC 1610 PM, 6.250%, 4/15/2022                                           5,123
       677,868     Federal National Mortgage Association REMIC 2002-52 FG, 5.824%, 9/25/2032                                 685,092
       584,621     Morgan Stanley Capital, Inc. 2004-T13 A1, 2.85%, 9/13/2045                                                564,631
        11,615 2,3 SMFC Trust Asset-Backed Certificates , 1997-A B1-4, 1/28/2027                                               9,176
       212,609     Washington Mutual 2003-AR4 A6, 3.423%, 5/25/2033                                                          207,420
     1,000,000     Washington Mutual, Inc., 2003-AR5, A6, 3.695%, 6/25/2033                                                  975,964
       347,772     Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.5%, 12/25/2033                         338,690
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                               (IDENTIFIED COST             3,333,806
                      $3,385,244)
                   CORPORATE BONDS--8.4%
                   BASIC INDUSTRY - METALS & MINING--0.1%
        80,000     Alcan, Inc., 5%, 6/01/2015                                                                                 76,074
       110,000     BHP Finance (USA), Inc., 5%, 12/15/2010                                                                   108,941
       100,000     Thiokol Corp., Sr. Note, 6.625%, 3/01/2008                                                                101,849
                      TOTAL                                                                                                  286,864
                   BASIC INDUSTRY - PAPER--0.2%
        70,000     International Paper Co., 5.5%, 1/15/2014                                                                   68,794
       200,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                                217,513
       150,000     Pope & Talbot, Inc., 8.375%, 6/1/2013                                                                     120,750
       100,000     Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                                                 104,705
                      TOTAL                                                                                                  511,762
                   CAPITAL GOODS - AEROSPACE & DEFENSE--0.2%
       110,000 2,3 BAE Systems Holdings, Inc., 5.2%, 8/15/2015                                                               104,994
       400,000     Raytheon Co., Unsecd. Note, 5.375%, 4/01/2013                                                             397,889
                      TOTAL                                                                                                  502,883
                   CAPITAL GOODS - BUILDING MATERIALS--0.0%
        50,000     Masco Corp., 4.8%, 6/15/2015                                                                               45,822
                   CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.3%
       100,000     Emerson Electric Co., Note, 5%, 10/15/2008                                                                 99,530
       250,000     General Electric Co., Note, 5%, 2/01/2013                                                                 245,690
       140,000 2,3 Hutchison Whampoa Ltd., 6.5%, 2/13/2013                                                                   145,873
       250,000 2,3 Tyco International Group, 4.436%, 6/15/2007                                                               248,235
        80,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                            83,514
                      TOTAL                                                                                                  822,842
                   CAPITAL GOODS - ENVIRONMENTAL--0.1%
       150,000     Waste Management, Inc., 7.375%, 8/01/2010                                                                 160,249
                   COMMUNICATIONS - MEDIA & CABLE--0.1%
        75,000     AT&T Broadband, Company Guarantee, 8.375%, 3/15/2013                                                       85,094
       100,000     Comcast Corp., 7.05%, 3/15/2033                                                                           105,235
       100,000     Comcast Corp., Company Guarantee, 6.5%, 1/15/2017                                                         103,723
       110,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                                 106,644
                      TOTAL                                                                                                  400,696
                   COMMUNICATIONS - MEDIA NONCABLE--0.2%
       250,000     British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009                                               258,477
       250,000     Clear Channel Communicat, 3.125%, 2/01/2007                                                               247,493
                      TOTAL                                                                                                  505,970
                   COMMUNICATIONS - TELECOM INTERNET--0.0%
        50,000     Insight Midwest LP, Sr. Note, 9.75%, 10/01/2009                                                            51,000
                   COMMUNICATIONS - TELECOM WIRELESS--0.3%
        75,000     AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/01/2011                                                  81,838
        90,000     America Movil S.A. de C.V, Note, 5.75%, 1/15/2015                                                          88,475
       500,000     Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008                                               507,379
        75,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                              83,826
                      TOTAL                                                                                                  761,518
                   COMMUNICATIONS - TELECOM WIRELINES--0.2%
       100,000     Deutsche Telekom Interna, 5.25%, 7/22/2013                                                                 96,410
        60,000     Embarq Corp., 6.738%, 6/01/2013                                                                            61,298
       100,000     GTE Corp, Deb., 7.51%, 4/01/2009                                                                          105,049
        75,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                        78,638
       200,000     Telefonos de Mexico, Note, 4.5%, 11/19/2008                                                               195,130
                      TOTAL                                                                                                  536,525
                   CONSUMER CYCLICAL - AUTOMOTIVE--0.5%
       200,000     DaimlerChrysler North Am, Note, 4.875%, 6/15/2010                                                         194,841
       350,000     DaimlerChrysler North Am, Unsecd. Note, 4.05%, 6/04/2008                                                  341,429
       285,000     DaimlerChrysler North America Holding Corp., 6.5%, 11/15/2013                                             294,206
       250,000     Ford Motor Credit Co., Note, 6.5%, 1/25/2007                                                              250,411
        25,000     General Motors Acceptanc, Note, 5.125%, 5/09/2008                                                          24,316
       110,000     General Motors Acceptance, 8%, 11/01/2031                                                                 111,478
       130,000 2,3 Nissan Motor Acceptance, Sr. Unsecd. Note, 5.625%, 3/14/2011                                              130,180
                      TOTAL                                                                                                1,346,861
                   CONSUMER CYCLICAL - ENTERTAINMENT--0.2%
       300,000     Carnival Corp., 3.75%, 11/15/2007                                                                         294,564
       100,000     Disney Co., Note, 5.7%, 7/15/2011                                                                         101,320
        20,000     International Speedway C, 4.2%, 4/15/2009                                                                  19,218
        80,000     International Speedway C, 5.4%, 4/15/2014                                                                  77,328
                      TOTAL                                                                                                  492,430
                   CONSUMER CYCLICAL - RETAILERS--0.2%
       231,589 2,3 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                             220,442
        60,000     Home Depot, Inc., 5.4%, 3/01/2016                                                                          59,517
        70,000     Target Corp., Note, 5.875%, 7/15/2016                                                                      72,124
        70,000     Wal-Mart Stores, Inc., 7.55%, 2/15/2030                                                                    85,145
       250,000     Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/01/2008                                                   241,351
                      TOTAL                                                                                                  678,579
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.1%
        70,000     Bottling Group, LLC, Note, 5.5%, 4/01/2016                                                                 70,098
       125,000     Kraft Foods, Inc., Note, 5.25%, 10/01/2013                                                                122,764
        90,000 2,3 SABMiller PLC, Note, 6.2%, 7/01/2011                                                                       92,393
                      TOTAL                                                                                                  285,255
                   CONSUMER NON-CYCLICAL HEALTH CARE--0.1%
        60,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                         58,114
        90,000     Quest Diagnostic, Inc., 5.45%, 11/01/2015                                                                  87,354
                      TOTAL                                                                                                  145,468
                   CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.2%
       100,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                    94,919
       100,000     Pharmacia Corp., Sr. Deb., 6.5%, 12/01/2018                                                               109,151
       400,000     Wyeth, Unsecd. Note, 5.5%, 2/01/2014                                                                      399,494
                      TOTAL                                                                                                  603,564
                   CONSUMER NON-CYCLICAL SUPERMARKETS--0.0%
        80,000     Fred Meyer Inc., Company Guarantee, 7.45%, 3/01/2008                                                       82,179
                   CONSUMER NON-CYCLICAL TOBACCO--0.0%
        65,000     Altria Group, Inc., 5.625%, 11/04/2008                                                                     65,241
        75,000     Altria Group, Inc., Note, 7%, 11/04/2013                                                                   81,713
                      TOTAL                                                                                                  146,954
                   ENERGY - INDEPENDENT--0.1%
       120,000     Canadian Natural Resourc, 4.9%, 12/01/2014                                                                114,135
        25,000 2,3 Pemex Project Funding Ma, 5.75%, 12/15/2015                                                                24,469
       125,020 2,3 Ras Laffan Liquified Nat, 3.437%, 9/15/2009                                                               120,838
                      TOTAL                                                                                                  259,442
                   ENERGY - INTEGRATED--0.3%
        60,000     Conoco, Inc., Sr. Note, 6.95%, 4/15/2029                                                                   68,360
       100,000     ConocoPhillips Australia, 5.5%, 4/15/2013                                                                 100,922
       500,000     Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028                                                        531,338
        35,000     Petro-Canada, Deb., 7%, 11/15/2028                                                                         37,510
       100,000 2,3 Qatar Petroleum, 5.579%, 5/30/2011                                                                        100,519
       100,000 2,3 Statoil ASA, 5.125%, 4/30/2014                                                                             97,491
                      TOTAL                                                                                                  936,140
                   ENERGY - OIL FIELD SERVICES--0.0%
        50,000     Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019                                                            56,379
                   FINANCIAL INSTITUTION - BANKING--1.3%
       100,000     Bank of America Corp., Sub. Note, 7.4%, 1/15/2011                                                         108,108
        80,000     Citigroup, Inc., Note, 5.125%, 5/05/2014                                                                   78,674
       300,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                           322,387
       140,000     Credit Suisse First Bost, Sr. Note, 5.5%, 8/16/2011                                                       140,826
       200,000     First Union Institutional, Bond, 8.04%, 12/1/2026                                                         209,163
       100,000     HSBC Finance Capital Tru, Note, 5.911%, 11/30/2035                                                        100,177
       160,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                      157,393
       400,000     HSBC Finance Corp., 5%, 6/30/2015                                                                         384,500
        60,000     HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009                                                               61,890
       100,000     Household Finance Corp., 6.4%, 6/17/2008                                                                  101,950
        75,000     Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013                                                    72,143
       250,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                     244,625
       250,000     Marshall & Ilsley Bank, , Sr. Note, 4.4%, 3/15/2010                                                       243,840
       100,000     Northern Trust Corp., Sr. Note, 5.3%, 8/29/2011                                                           100,250
       200,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                           198,899
       110,000     PNC Funding Corp., Sub. Note, 7.5%, 11/01/2009                                                            117,138
        70,000     Popular North America, 5.65%, 4/15/2009                                                                    70,421
       477,778 2,3 Regional Diversified Funding, 9.25%, 3/15/2030                                                            537,475
       100,000 2,3 Sovereign Bancorp, Inc., Sr. Note, 4.8%, 9/01/2010                                                         97,433
       100,000     US BANK NA, 6.3%, 2/04/2014                                                                               106,112
       210,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/01/2015                                                          202,483
       100,000     Zions Bancorp, Sub. Note, 5.5%, 11/16/2015                                                                 98,511
                      TOTAL                                                                                                3,754,398
                   FINANCIAL INSTITUTION - BROKERAGE--0.7%
       190,000     Amvescap PLC, Note, 4.5%, 12/15/2009                                                                      184,863
       250,000     Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009                                                   238,937
       250,000 2,3 FMR Corp., 4.75%, 3/01/2013                                                                               239,884
       250,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                              248,274
       250,000     Goldman Sachs Group, Inc., 6.6%, 1/15/2012                                                                263,275
        80,000     Goldman Sachs Group, Inc., Note, 4.125%, 1/15/2008                                                         78,985
       250,000     Lehman Brothers Holdings, 7.875%, 8/15/2010                                                               272,644
        60,000     Lehman Brothers Holdings, Note, 4.8%, 3/13/2014                                                            57,513
       100,000     Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008                                                       102,298
       250,000     Morgan Stanley Group, In, 5.3%, 3/01/2013                                                                 247,865
        75,000     Morgan Stanley, Note, 3.875%, 1/15/2009                                                                    72,852
        30,000     Nuveen Investments, 5%, 9/15/2010                                                                          29,373
        30,000     Nuveen Investments, 5.5%, 9/15/2015                                                                        29,091
                      TOTAL                                                                                                2,065,854
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--0.4%
       200,000     American International G, Sr. Note, 4.7%, 10/01/2010                                                      194,465
       345,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                             332,350
       250,000     Capital One Financial , Note, 7.125%, 8/01/2008                                                           257,584
        75,000     General Electric Capital , Note, 6.125%, 2/22/2011                                                         77,638
        30,000     General Electric Capital Corp., Note, Series MTN, 6.75%, 3/15/2032                                         33,981
        30,000     Heller Financial, Inc., Note, 7.375%, 11/01/2009                                                           31,893
        80,000     International Lease Fina, 4.875%, 9/01/2010                                                                78,605
        90,000     Residential Capital Corp., 6%, 2/22/2011                                                                   89,598
       220,000     SLM Corp., Floating Rate Note, 12/15/2014                                                                 208,221
                      TOTAL                                                                                                1,304,335
                   FINANCIAL INSTITUTION - INSURANCE - LIFE--1.3%
       400,000     AXA-UAP, Sub. Note, 8.6%, 12/15/2030                                                                      504,566
     1,250,000     Delphi Funding, 9.31%, 3/25/2027                                                                        1,312,691
       750,000 2,3 Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027                                              784,883
       300,000 2,3 Pacific LifeCorp., Bond, 6.6%, 9/15/2033                                                                  317,721
       750,000 2,3 Union Central Life Insurance Co., Note, 8.2%, 11/1/2026                                                   818,145
                      TOTAL                                                                                                3,738,006
                   FINANCIAL INSTITUTION - INSURANCE - P&C--0.2%
        50,000     Horace Mann Educators Co, Sr. Note, 6.85%, 4/15/2016                                                       50,877
       390,000 2,3 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                                378,217
        10,000     The St. Paul Travelers C, Sr. Unsecd. Note, 5.5%, 12/01/2015                                                9,879
                      TOTAL                                                                                                  438,973
                   FINANCIAL INSTITUTION - REITS--0.2%
       160,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                  160,029
        45,000     Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009                                                             46,900
       120,000     Prologis, Sr. Note, 5.5%, 4/01/2012                                                                       119,373
       250,000     Simon Property Group, Inc, 6.35%, 8/28/2012                                                               260,290
        60,000     Simon Property Group, Inc, Note, 7.75%, 1/20/2011                                                          65,226
                      TOTAL                                                                                                  651,818
                   FOREIGN-LOCAL-GOVT--0.0%
        50,000     Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026                                                  59,625
                   MUNICIPAL SERVICES--0.0%
       140,000 2,3 Army Hawaii Family Housi, 5.524%, 6/15/2050                                                               135,192
                   SOVEREIGN--0.0%
        30,000     United Mexican States, Series MTNA, 6.75%, 9/27/2034                                                       31,940
                   TECHNOLOGY--0.1%
       110,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                               110,043
        60,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.5%, 3/15/2011                                                  60,166
       150,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5%, 1/15/2011                                                  147,841
                      TOTAL                                                                                                  318,050
                   TRANSPORTATION - AIRLINES--0.1%
       255,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                            282,391
                   TRANSPORTATION - RAILROADS--0.2%
       100,000     Burlington Northern Sant, 4.875%, 1/15/2015                                                                95,767
       200,000     Canadian Pacific RR, 6.25%, 10/15/2011                                                                    207,549
       110,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                            115,859
       100,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                     95,530
        45,000     Union Pacific Corp., Bond, 6.625%, 2/01/2029                                                               48,723
                      TOTAL                                                                                                  563,428
                   UTILITY - ELECTRIC--0.4%
       250,000     Consolidated Natural Gas, 5%, 12/01/2014                                                                  236,264
       260,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                            264,800
       400,000     Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                               422,622
       120,000     MidAmerican Energy Co., 4.65%, 10/01/2014                                                                 113,355
       100,000     Scottish Power PLC, 4.91%, 3/15/2010                                                                       98,796
                      TOTAL                                                                                                1,135,837
                   UTILITY - NATURAL GAS DISTRIBUTOR--0.1%
       210,000     Atmos Energy Corp., 4%, 10/15/2009                                                                        200,902
                   UTILITY - NATURAL GAS PIPELINES--0.0%
       100,000     Kinder Morgan Energy Par, Sr. Unsecd. Note, 5.8%, 3/15/2035                                                89,848
        60,000     Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011                                                         62,311
                      TOTAL                                                                                                  152,159
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $24,397,783)                                                 24,452,290
                   CORPORATE NOTES--0.0%
       125,000     Telecom Italia Capital, Note, 4.875%, 10/01/2010 (IDENTIFIED COST $124,963)                               121,620
                   GOVERNMENT AGENCIES--2.2%
     1,100,000     Federal Home Loan Bank, 4.625% 2/18/2011                                                                1,081,892
       415,000     Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032                                                       473,058
     3,000,000     Federal National Mortgage Association, 4.250%, 5/15/2009                                                2,945,047
     1,700,000     Federal National Mortgage Association, 4.375%, 3/15/2013                                                1,635,337
       100,000     Federal National Mortgage Association, 4.500%, 6/1/2010                                                    97,912
        40,000     Federal National Mortgage Association, 7.125%, 1/15/2030                                                   49,834
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,358,334)                                               6,283,080
                   GOVERNMENTS/AGENCIES--0.0%
        75,000     United Mexican States, 6.625%, 3/03/2015 (IDENTIFIED COST $77,241)                                         79,710
                   MORTGAGE-BACKED SECURITIES--0.7%
        68,363     Federal Home Loan Mortgage Corp. Pool A19963, 5.500%, 3/1/2034                                             67,449
        16,085     Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028                                             16,576
        13,097     Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029                                            13,603
        30,270     Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028                                            30,949
        29,700     Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028                                            30,366
         9,400     Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029                                              9,611
        45,651     Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033                                             45,894
       129,028     Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019                                   126,619
        36,355     Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011                                    37,152
         3,515     Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014                                              3,581
        33,366     Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018                                             33,296
        38,231     Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032                                             38,999
       218,891     Federal Home Loan Mortgage Corp. Pool G08010, 5.500%, 9/1/2034                                            215,760
        63,246     Federal Home Loan Mortgage Corp. Pool M90876, 4.000%, 11/1/2008                                            61,574
        27,448     Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028                               28,053
        59,936     Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029                               60,471
       143,998     Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018                                       138,916
       137,172     Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018                                       132,331
        59,037     Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033                                       59,263
       121,850     Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024                                       120,407
       149,852     Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019                                       147,148
         6,651     Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025                                7,442
         3,561     Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028                                         3,703
        27,611     Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029                                        28,712
         1,820     Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014                               1,872
        64,637     Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028                                        66,607
         7,107     Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028                                        7,151
         5,053     Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029                                         5,204
           577     Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029                                           599
       127,173     Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032                                      127,940
        49,458     Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033                                        49,756
        99,575     Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033                                        98,224
       134,433     Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033                                       129,449
         2,390     Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023                                     2,487
        12,586     Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027                          13,203
        27,769     Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028                                    28,556
         1,600     Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028                                     1,676
         2,009     Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028                                     2,066
        16,808     Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028                                   17,470
        22,460     Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028                                   23,090
         4,256     Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023                           4,499
        27,686     Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025                          29,044
        25,305     Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027                           26,334
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                     2,093,102
                      (IDENTIFIED COST $2,129,962)
                   U.S. TREASURY--4.4%
     1,859,445     U.S. Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015                                1,769,465
       600,000     United States Treasury Bond, 4.500%, 2/15/2036                                                            564,188
       900,000     United States Treasury Bond, 6.250%, 8/15/2023                                                          1,031,572
       500,000     United States Treasury Note, 4.000%, 2/15/2014                                                            476,909
        35,000     United States Treasury Note, 4.375%, 8/15/2012                                                             34,411
     8,400,000     United States Treasury Note, 4.500%, 2/15/2016                                                          8,240,549
       300,000     United States Treasury Note, 4.750%, 5/15/2014                                                            300,217
       165,000     United States Treasury PO Strip, 11/15/2015                                                               106,760
       170,000     United States Treasury PO Strip, 11/15/2018                                                                93,845
       190,000     United States Treasury PO Strip, 5/15/2020                                                                 96,603
       225,000     United States Treasury PO Strip, 8/15/2025                                                                 88,066
                      TOTAL U.S. TREASURY (IDENTIFIED COST $12,716,718)                                                   12,802,585
                   MUTUAL FUNDS--20.7%4
        50,393     Emerging Markets Fixed Income Core Fund                                                                 1,001,524
     1,883,163     Federated International Capital Appreciation Fund, Class A                                             22,334,307
     3,283,601     Federated Mortgage Core Portfolio                                                                      32,277,801
       661,029     High Yield Bond Portfolio                                                                               4,415,677
                      TOTAL MUTUAL FUNDS (IDENTIFIED COST $54,877,298)                                                    60,029,309
                   REPURCHASE AGREEMENT--7.1%
    20,583,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Bank of       20,583,000
                   America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2035 for $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $3,060,000,000. (AT COST)
                      TOTAL INVESTMENTS - 99.7%                                                                          289,394,832
                      (IDENTIFIED COST $262,971,934)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.3%                                                              982,203
                      TOTAL NET ASSETS - 100%                                                                          $ 290,377,035

1    Non-income producing security.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $4,704,332, which represented 1.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At August 31, 2006, these liquid restricted securities amounted to $4,704,332, which represented 1.6% of total net assets.

4    Affiliated companies.

5 The cost of investments for federal tax purposes was $262,982,875. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $26,411,957. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,866,869 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,454,912.



Note:The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.


The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 MTN   --Medium Term Note
 PO    --Principal Only
 REITs --Real Estate Investments Trusts
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED STOCK AND BOND FUND, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006







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